Employee Benefit Plans - Significant Assumptions Used to Calculate Fair Market Values (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assumptions used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Expected life (years)	6 years 10 months 13 days	6 years 7 months 24 days	6 years 6 months 11 days
Ranges used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Maximum [Member]
Assumptions used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Ranges used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Minimum [Member]
Assumptions used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%
Ranges used
Risk-free interest rate	3.10%	3.23%	2.90%
Dividend yield	4.00%	4.00%	3.50%
Volatility factor	33.40%	33.80%	32.90%